Intangible assets, net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,971	$ 1,289	$ 0
2022	2,655
2023	2,655
2024	1,843
2025	1,680
2026 and thereafter	2,395
Intangible assets, net	$ 11,228	$ 6,611